Long-term Investments - Narrative (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions											6 Months Ended	7 Months Ended		12 Months Ended
	Aug. 13, 2021 USD ($)	Aug. 13, 2021 EUR (€)	Aug. 02, 2021 USD ($) shares	Aug. 02, 2021 EUR (€) shares	Jul. 26, 2021 USD ($)	Jun. 11, 2021 USD ($)	Apr. 20, 2021 USD ($) $ / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Nov. 19, 2020 USD ($) $ / shares shares	Oct. 22, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) item	Aug. 13, 2021 USD ($)	Aug. 13, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Oct. 19, 2021	Aug. 13, 2021 EUR (€)	Jun. 30, 2021	Apr. 21, 2021	Mar. 31, 2021	Mar. 03, 2021 EUR (€) € / shares	Jan. 28, 2021 USD ($) item	Jan. 28, 2021 EUR (€) item	Dec. 20, 2019 USD ($)	Dec. 20, 2019 EUR (€)	Jun. 30, 2019
Long-term Investments
Dividends received											$ 0			$ 0	$ 0	$ 0
Equity securities, FV-NI, cost									$ 1,300
Subscription price (in dollars per share) | $ / shares																$ 0.23
Equity method investments											14,949			28,088	3,700	$ 17,881
Initial investment											$ 127			38,070	2,600
Number of board of director seats | item											4													4	4
Non Marketable Equity Investments
Long-term Investments
Impairment loss with respect to one non-marketable equity investment											$ 0			4,500	200	3,000
Grapevine Logic, Inc. ("Grapevine")
Long-term Investments
Percentage of ownership interest							100.00%													100.00%								100.00%
FNL Technologies
Long-term Investments
Percentage of ownership interest							29.00%				29.00%										29.00%
Solectrac
Long-term Investments
Number of shares acquired (in shares) | shares									1,300,000
Consideration per share (in dollars per share) | $ / shares										$ 0.91
Payments to acquire investment										$ 1,300
Additional share price (in dollars per share) | $ / shares									$ 1.00
Cash paid at closing, including working capital estimates						$ 17,700
Equity ownership percentage						100.00%
Solectrac
Long-term Investments
Number of shares acquired (in shares) | shares										1,400,000
Percentage of shares acquired										15.00%
Consideration per share (in dollars per share) | $ / shares										$ 0.91
Additional share price (in dollars per share) | $ / shares									$ 1.00
FNL Technologies
Long-term Investments
Issuance of shares of Ideanomics common stock to investee (in shares) | shares							100,000
Received share of common stock (in shares) | shares							600,000
Equity conversion of common stock (in shares) | shares							30,902
FNL Technologies | Common Stock
Long-term Investments
Subscription price (in dollars per share) | $ / shares							$ 8.09
Amount converted for future equity							$ 250,000
FNL Technologies | Cash
Long-term Investments
Equity method investments							$ 2,900
Solectrac
Long-term Investments
Number of shares acquired (in shares) | shares									1,300,000
Payments to acquire investment										$ 1,300
Equity method investment, ownership percentage									24.30%													24.30%
Equity method investments														0	2,556	0
Initial investment														0	2,600
Energica Investment
Long-term Investments
Payments to acquire investment								$ 13,600															€ 10.1
Equity method investment, ownership percentage								20.00%															20.00%
Common stock issued through equity method (in shares) | shares								6,100,000
Subscription price (in dollars per share) | (per share)								$ 2.21															€ 1.78
Share selling, restriction period								90 days
Investment net assets											$ 10,900			11,000
Aggregate market value of shares owned											22,500			21,800
Preferred shares (in shares) | shares								6,100,000
MDI Fund
Long-term Investments
Payments to acquire investment					$ 25,000
Equity method investments											3,815			3,765	0
Initial investment					$ 600						$ 127			4,646
TM2
Long-term Investments
Equity method investment, ownership percentage											10.00%													10.00%	10.00%
Equity method investments														0	1,144	$ 1,227
Initial investment														7,226	0
Number of board of director seats | item											1													1	1
TM2 | Non Marketable Equity Investments
Long-term Investments
Payments to acquire investment	$ 5,900											$ 5,900							€ 5.0					$ 1,800	€ 1.5
Increase in investment	4,100	€ 3.5										4,100	€ 3.5
Equity financing threshold	$ 6,800											$ 6,800							€ 5.0					$ 6,800	€ 5.0
Pre-investment valuation																										$ 11,100	€ 10.0
Current investment valuation														12,500			€ 11.0									$ 12,500	€ 11.0
PEA
Long-term Investments
Equity method investment, ownership percentage							30.00%											30.00%
Equity method investments											$ 8,772			9,138	$ 0
Initial investment			$ 9,100	€ 7.5										$ 9,138
Preferred shares (in shares) | shares			11,175	11,175